FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elena Cimador
Title:  Chief Financial Officer
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Elena Cimador
------------------
(Signature)

New York, New York
------------------
(City, State)

February 14, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $886,153 (thousands)

List of Other Included Managers:

         None

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                                                                      FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/05                       Name of Reporting Manager:  Luxor Capital Group, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

ABX AIR INC                    COM                   00080S101   36,209   4,612,645 SH          SOLE             4,612,645  0   0
AFFIRMATIVE INS HLDGS INC      COM                   008272106   12,936     886,667 SH          SOLE               886,667  0   0
AMERICAN COMMERCIAL LINES      COM NEW               025195207      535      17,652 SH          SOLE                17,652  0   0
AMERICAN EXPRESS CO            COM                   025816109   76,619   1,488,900 SH  CALL    SOLE             1,488,900  0   0
BANK OF AMERICA CORPORATION    COM                   060505104   35,771     775,100 SH  CALL    SOLE               775,100  0   0
CALPINE CORP                   COM                   131347106       25     120,000 SH  PUT     SOLE               120,000  0   0
CARDERO RES CORP               COM                   14140U105    5,225   1,156,500 SH          SOLE             1,156,500  0   0
CCA INDS INC                   COM                   124867102    2,113     228,420 SH          SOLE               228,420  0   0
CHENIERE ENERGY INC            COM NEW               16411R208   55,453   1,489,864 SH          SOLE             1,489,864  0   0
CHENIERE ENERGY INC            NOTE 2.250% 8/0       16411RAE9   36,981  30,500,000 SH          SOLE            30,500,000  0   0
CITIGROUP INC                  COM                   172967101   39,620     816,400 SH  CALL    SOLE               816,400  0   0
DISCOVERY HOLDING CO           COM                   25468Y107    1,364      90,000 SH  PUT     SOLE                90,000  0   0
DYNAMIC MATLS CORP             COM                   267888105   11,251     374,800 SH          SOLE               374,800  0   0
ENDEAVOUR INTL CORP            COM                   29259G101      415     125,614 SH          SOLE               125,614  0   0
ENDEAVOUR INTL CORP            NOTE 6.000% 1/1       29257MAB6   21,102  21,981,000 SH          SOLE            21,981,000  0   0
EXXON MOBIL CORP               COM                   30231G102   39,319     700,000 SH  PUT     SOLE               700,000  0   0
FOOT LOCKER INC                COM                   344849104    8,139     345,000 SH          SOLE               345,000  0   0
FRONTEER DEV GROUP INC         COM                   35903Q106      876     284,200 SH          SOLE               284,200  0   0
GREENFIELD ONLINE INC          COM                   395150105    3,690     629,657 SH          SOLE               629,657  0   0
HOLLYWOOD MEDIA CORP           COM                   436233100      380      88,123 SH          SOLE                88,123  0   0
INDUSTRIAL SRVCS AMER INC FLA  COM                   456314103      576     185,754 SH          SOLE               185,754  0   0
INTRADO INC                    COM                   46117A100   27,584   1,198,241 SH          SOLE             1,198,241  0   0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1       52729NBA7      159     250,000 SH          SOLE               250,000  0   0
M & F WORLDWIDE CORP           COM                   552541104    5,547     339,900 SH          SOLE               339,900  0   0
MAXXAM INC                     COM                   577913106   24,096     687,480 SH          SOLE               687,480  0   0
MCDONALDS CORP                 COM                   580135101   11,499     341,000 SH          SOLE               341,000  0   0
MICROSOFT CORP                 COM                   594918104  114,142   4,364,900 SH  CALL    SOLE             4,364,900  0   0
NORTEL INVERSORA S A           SPON ADR PFD B        656567401      676      70,000 SH          SOLE                70,000  0   0
NRG ENERGY INC                 COM NEW               629377508   26,104     554,000 SH          SOLE               554,000  0   0
OREGON STL MLS INC             COM                   686079104   16,441     558,830 SH          SOLE               558,830  0   0
POSCO                          SPONSORED ADR         693483109   25,156     508,100 SH          SOLE               508,100  0   0
PRIMUS TELECOMMUNICATIONS GR   MTG 3.750% 9/1        741929AN3      305   1,000,000 SH          SOLE             1,000,000  0   0
SK TELECOM LTD                 SPONSORED ADR         78440P108   13,017     641,565 SH          SOLE               641,565  0   0
UNIVERSAL STAINLESS & ALLOY    COM                   913837100    5,602     373,469 SH          SOLE               373,469  0   0
VIACOM INC                     CL A                  925524100    3,276     100,000 SH          SOLE               100,000  0   0
VIACOM INC                     CL B                  925524308  117,860   3,615,350 SH          SOLE             3,615,350  0   0
VIACOM INC NEW                 CL B                  92553P201   12,468     302,979 SH          SOLE               302,979  0   0
WAL MART STORES INC            COM                   931142103   93,623   2,000,500 SH  CALL    SOLE             2,000,500  0   0


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